Net loss per share	9 Months Ended
Sep. 30, 2023
Net Loss Per Share
Net loss per share

8. Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
	$	$	$	$
Net loss	(4,145)	(3,420)	(10,917)	(10,276)
Basic and diluted weighted-average shares outstanding	4,855,876	4,855,876	4,855,876	4,855,876

Basic and diluted loss per share	(0.85)	(0.70)	(2.25)	(2.12)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	252,550	142,375	252,550	142,375
Warrants	457,648	457,648	457,648	457,648